SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of expense recognized from share based payment transactions
Share-based payment expense, which is classified as selling, general, and administrative expenses on the unaudited condensed consolidated interim statement of income and loss and other comprehensive income and loss was as follows:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2025	2024	2025	2024
Restricted and performance share units	$7.8	$3.8	$11.6	$3.9
Equity-settled share options	2.6	5.2	5.3	6.2
Cash-settled awards	0.0	0.6	0.0	(0.4)
Total	$10.4	$9.6	$16.9	$9.7
The following table summarizes the activity in RSUs for employees and non-employee directors during the six months ended June 30, 2025 and 2024.

	For the six months ended June 30,
	2025		2024
RSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,018,974	$13.63	—	$-
Granted during the year	665,717	26.95	1,090,627	13.63
Vested during the year	(374,568)	13.39	—	-
Forfeited during the year	(34,706)	15.53	(5,668)	13.64
Outstanding at June 30,	1,275,417	$20.47	1,084,959	$13.63

The following table summarizes the activity in PSUs for employees during the six months ended June 30, 2025 and 2024.

	For the six months ended June 30,
	2025		2024
PSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,888,821	$14.55	—	$—
Granted during the year	1,163,249	26.88	1,993,174	14.56
Vested during the year	(7,465)	14.55	—	—
Forfeited during the year	(77,489)	17.07	(6,299)	14.55
Outstanding at June 30,	2,967,116	$21.38	1,986,875	$14.56

Schedule of number and weighted-average exercise prices of share options
The following table summarizes the activity of share options under the 2019 and 2023 ESOP during the six months ended June 30, 2025 and 2024.

	For the six months ended June 30,
	2025		2024
2019 & 2023 ESOP	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at January 1,	12,707,243	$10.02	14,911,455	$9.56
Granted during the year	—	—	—	—
Forfeited during the year	(152,036)	10.06	(517,842)	10.73
Exercised during the year	(1,998,817)	10.57	—	—
Outstanding at June 30,	10,556,390	9.91	14,393,613	9.52
Exercisable at June 30,	5,728,844	$9.88	—	$—